UNCERTAIN TAX POSITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statute of limitations period (in years)	3 years
Local tax authority
Potential tax liability	$ 817,059	$ 2,354,832